INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS
INTANGIBLE ASSETS

14. INTANGIBLE ASSETS

Changes in the net carrying amount of intangible assets are as follows:

			Customer	Broadcasting
			relation-ships,	licences,
			naming	trademarks	Projects
	Spectrum		rights and	and sport	under
	licences	Software	other	franchises	development	Total

Cost

Balance as of December 31, 2017	$723.5	$927.1	$120.7	$120.1	$64.8	$1,956.2
Additions	—	100.9	2.6	—	93.9	197.4
Net change in additions financed with accounts payable	—	(3.5)	—	—	68.1	64.6
Reclassification to assets held for sale	—	—	(5.1)	—	—	(5.1)
Reclassification	—	50.4	—	—	(50.4)	—
Retirement, disposals and other	—	(7.2)	1.2	(8.0)	(9.6)	(23.6)
Balance as of December 31, 2018	723.5	1,067.7	119.4	112.1	166.8	2,189.5
Additions[1]	255.8	209.6	2.5	—	29.0	496.9
Net change in additions financed with accounts payable	—	(73.9)	—	—	62.7	(11.2)
Business acquisition	—	1.2	20.0	—	—	21.2
Reclassification	—	80.0	—	—	(152.5)	(72.5)
Retirement, disposals and other	—	(13.9)	(5.0)	—	(2.5)	(21.4)
Balance as of December 31, 2019	$979.3	$1,270.7	$136.9	$112.1	$103.5	$2,602.5

1On April 10, 2019, Videotron acquired 10 spectrum licences in the 600 MHz band covering Eastern, Southern and Northern Quebec, as well as Outaouais and Eastern Ontario regions for a total price of $255.8 million.

			Customer	Broadcasting
			relation-ships,	licences,
			naming	trademarks	Projects
	Spectrum		rights and	and sport	under
	licences	Software	other	franchises	development	Total

Accumulated amortization and impairment losses

Balance as of December 31, 2017	$247.7	$553.3	$61.5	$110.6	$—	$973.1
Amortization	—	96.5	9.0	—	—	105.5
Reclassification to assets held for sale	—	—	(3.5)	—	—	(3.5)
Retirement, disposals and other	—	(9.9)	(3.0)	(8.0)	—	(20.9)
Balance as of December 31, 2018	247.7	639.9	64.0	102.6	—	1,054.2
Amortization	—	105.2	11.5	—	—	116.7
Retirement, disposals and other	—	(7.5)	(4.9)	—	—	(12.4)
Balance as of December 31, 2019	$247.7	$737.6	$70.6	$102.6	$—	$1,158.5

Net carrying amount
As of December 31, 2018	$475.8	$427.8	$55.4	$9.5	$166.8	$1,135.3
As of December 31, 2019	$731.6	$533.1	$66.3	$9.5	$103.5	$1,444.0

The cost of internally generated intangible assets, mainly composed of software, was $651.8 million as of December 31, 2019 ($593.0 million as of December 31, 2018). For the year ended December 31, 2019, the Corporation recorded additions of internally generated intangible assets of $65.2 million ($43.4 million in 2018 and $70.5 million in 2017).

The accumulated amortization and impairment losses on internally generated intangible assets, mainly composed of software, was $401.8 million as of December 31, 2019 ($360.6 million as of December 31, 2018). For the year ended December 31, 2019, the Corporation recorded $45.2 million in amortization on its internally generated intangible assets ($40.7 million in 2018 and $44.9 million in 2017). The net carrying value of internally generated intangible assets was $250.1 million as of December 31, 2019 ($232.4 million as of December 31, 2018).

Spectrum licences are allocated to the Telecommunications CGU, broadcasting licences are allocated to the Broadcasting CGU, trademarks are allocated to the Telecommunications and Magazines CGUs, while sport franchises are allocated to the Sports and Entertainment CGU.